Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36140
Entity Registrant Name	58.com Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 105, 10 Jiuxianqiao North Road Jia
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100015
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001525494
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Building 105, 10 Jiuxianqiao North Road Jia
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100015
Entity Address, Country	CN
Contact Personnel Name	Wei Ye
City Area Code	86
Local Phone Number	10 5956-5858
ADR
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing two Class A ordinary shares
Security Exchange Name	NYSE
Trading Symbol	WUBA
Class A Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share*
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	254,045,293
Trading Symbol	WUBA
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	299,277,413
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	45,232,120